PENSIONS (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Components of net periodic benefit cost
The components of net periodic benefit costs are as follows:

(in thousands of $)	2013	2012	2011
Service cost	468	429	459
Interest cost	2,159	2,361	2,729
Expected return on plan assets	(918)	(920)	(1,168)
Recognized actuarial loss	1,415	1,273	985
Net periodic benefit cost	3,124	3,143	3,005

Reconciliation of benefit obligation
The change in benefit obligation and plan assets and reconciliation of funded status as of December 31 are as follows:

(in thousands of $)	2013	2012
Reconciliation of benefit obligation:
Benefit obligation at January 1	54,291	52,430
Service cost	468	429
Interest cost	2,159	2,361
Actuarial (gain) loss	(3,513)	3,890
Foreign currency exchange rate changes	164	509
Benefit payments	(3,005)	(5,328)
Benefit obligation at December 31	50,564	54,291

Reconciliation of fair value of plan assets

(in thousands of $)	2013	2012
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	14,194	14,846
Actual return on plan assets	1,127	1,807
Employer contributions	2,426	2,434
Foreign currency exchange rate changes	177	435
Benefit payments	(3,005)	(5,328)
Fair value of plan assets at December 31	14,919	14,194

(in thousands of $)	2013	2012
Projected benefit obligation	(50,564)	(54,291)
Fair value of plan assets	14,919	14,194
Funded status (1)	(35,645)	(40,097)

Employer contributions and benefits paid under the pension plans include $2.4 million paid from employer assets for each of the years ended December 31, 2013 and 2012.

(1) Our plans are composed of two plans that are both underfunded as at December 31, 2013 and 2012.

Reconciliation of funded status

(in thousands of $)	2013	2012
Projected benefit obligation	(50,564)	(54,291)
Fair value of plan assets	14,919	14,194
Funded status (1)	(35,645)	(40,097)

Employer contributions and benefits paid under the pension plans include $2.4 million paid from employer assets for each of the years ended December 31, 2013 and 2012.

(1) Our plans are composed of two plans that are both underfunded as at December 31, 2013 and 2012.

The details of these plans are as follows:

	December 31, 2013			December 31, 2012
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Projected benefit obligation	(10,256)	(40,308)	(50,564)	(9,718)	(44,573)	(54,291)
Fair value of plan assets	9,622	5,297	14,919	8,486	5,708	14,194
Funded status at end of year	(634)	(35,011)	(35,645)	(1,232)	(38,865)	(40,097)

Pensions:
ScheduleOfEmployerContributionsToDefinedContribution [Table Text Block]	The total contributions to our defined contribution scheme were as follows:

(in thousands of $)	2013	2012	2011
Employers' contributions	533	570	397

Asset allocation of retirement schemes
The fair value of our plan assets, by category, as of December 31, 2013 and 2012 were as follows:

(in thousands of $)	2013	2012
Equity securities	9,666	9,520
Debt securities	3,172	3,007
Cash	2,081	1,667
	14,919	14,194

Amounts recognized in accumulated other comprehensive income
The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2013	2012
Net actuarial loss	12,731	17,809
As at December 31, 2013 and 2012, our accumulated other comprehensive loss balances consisted of the following components:

(in thousands of $)	2013	2012	2011
Unrealized net loss on qualifying cash flow hedging instruments	(1,822)	(6,832)	(19,462)
Unrealized gain on available-for-sale securities	7,796	5,911	—
Losses associated with pensions, net of tax recoveries of $0.2 million (2012: $0.3 million)	(12,731)	(17,809)	(15,486)
Accumulated other comprehensive loss	(6,757)	(18,730)	(34,948)

The components of accumulated other comprehensive income (loss) consisted of the following:

	Gain (losses) on available-for-sale securities	Pension and post retirement benefit plan adjustments	Gains (losses) on cash flow hedges	Share of affiliates comprehensive income	Total Accumulated comprehensive Income (loss)
Balance at December 31, 2010	—	(12,347)	(20,964)	—	(33,311)
Other comprehensive (loss) income before reclassification	—	(3,139)	1,502	—	(1,637)
Net current-period other comprehensive (loss) income	—	(3,139)	1,502	—	(1,637)
Balance at December 31, 2011	—	(15,486)	(19,462)	—	(34,948)
Other comprehensive income (loss) before reclassification	5,911	(2,323)	3,641	—	7,229
Amount reclassified from accumulated other comprehensive income	—	—	8,989	—	8,989
Net current-period other comprehensive income (loss)	5,911	(2,323)	12,630	—	16,218
Balance at December 31, 2012	5,911	(17,809)	(6,832)	—	(18,730)
Other comprehensive income before reclassification	12,680	5,078	4,148	854	22,760
Amount reclassified from accumulated other comprehensive (loss) income	(10,795)	—	8	—	(10,787)
Net current-period other comprehensive income	1,885	5,078	4,156	854	11,973
Balance at December 31, 2013	7,796	(12,731)	(2,676)	854	(6,757)

Expected contributions to pension schemes	are expected to make the following contributions to the schemes during the year ended December 31, 2014, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	660	1,800

Expected pension disbursements	are expected to make the following pension disbursements as follows:

(in thousands of $)	UK scheme	Marine scheme
2014	330	3,000
2015	330	3,000
2016	330	3,000
2017	330	3,000
2018	330	3,000
2019 - 2023	1,649	15,000

Weighted average assumptions used
The weighted average assumptions used to determine the benefit obligation for our plans for the years ended December 31 are as follows:

	2013	2012
Discount rate	4.80%	4.10%
Rate of compensation increase	2.71%	2.96%

The weighted average assumptions used to determine the net periodic benefit cost for our plans for the years ended December 31 are as follows:

	2013	2012
Discount rate	4.10%	4.10%
Expected return on plan assets	6.75%	6.75%
Rate of compensation increase	2.96%	2.52%

Marine Scheme
Pensions:
Asset allocation of retirement schemes
The asset allocation for our Marine scheme at December 31, 2013 and 2012, and the target allocation for 2013, by asset category are as follows:

Marine scheme	Target allocation 2014 (%)	2013 (%)	2012 (%)
Equity	30-65	30-65	30-65
Bonds	10-50	10-50	10-50
Other	20-40	20-40	20-40
Total	100	100	100

UK Scheme
Pensions:
Asset allocation of retirement schemes
The asset allocation for our UK scheme at December 31, 2013 and 2012, and the target allocation for 2014, by asset category are as follows:

UK scheme	Target allocation 2014 (%)	2013 (%)	2012 (%)
Equity	70.0	71.0	72.5
Bonds	30.0	29.0	22.5
Cash	—	—	5.0
Total	100	100	100